Capital Management (Narrative) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 16, 2022	Aug. 28, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Proceeds from issuing other equity instruments			$ 37,700,000	$ 4,895,826
Shares issued in private placement of units (shares)				1,565,268
Cash and restricted cash				$ 600,402	$ 6,888,322	$ 15,207,948	$ 451,605
Working capital				27,655,892
Shareholder's equity				27,662,006	34,385,193	$ 36,152,448	$ (1,174,956)
Accumulated deficit				$ (60,790,972)	$ (46,359,308)
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Proceeds from issuing other equity instruments	$ 20,000,000	$ 20,000,000